DEBT (Details) - Schedule of Debt (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Ruby Developement Company [Member]	Dec. 31, 2013 Ruby Developement Company [Member]	Dec. 31, 2011 Ruby Developement Company [Member]	Mar. 31, 2014 Secured Note Payable [Member]	Dec. 31, 2013 Secured Note Payable [Member]	Dec. 31, 2012 Secured Note Payable [Member]	Mar. 31, 2014 Secured Convertible Notes Payable [Member]	Dec. 31, 2013 Secured Convertible Notes Payable [Member]	Dec. 31, 2012 Secured Convertible Notes Payable [Member]	Mar. 31, 2014 Unsecured convertible notes payable #1 [Member]	Dec. 31, 2013 Unsecured convertible notes payable #1 [Member]	Dec. 31, 2012 Unsecured convertible notes payable #1 [Member]	Mar. 31, 2014 Unsecured convertible notes payable #2 [Member]	Dec. 31, 2013 Unsecured convertible notes payable #2 [Member]	Dec. 31, 2012 Unsecured convertible notes payable #2 [Member]	Mar. 31, 2014 Unsecured convertible notes payable #3 [Member]	Dec. 31, 2013 Unsecured convertible notes payable #3 [Member]	Dec. 31, 2012 Unsecured convertible notes payable #3 [Member]	Mar. 31, 2014 Unsecured convertible notes payable #4 [Member]	Dec. 31, 2013 Unsecured convertible notes payable #4 [Member]	Dec. 31, 2012 Unsecured convertible notes payable #4 [Member]	Mar. 31, 2014 Unsecured convertible notes payable [Member]	Dec. 31, 2013 Unsecured convertible notes payable [Member]	Dec. 31, 2012 Unsecured convertible notes payable [Member]
DEBT (Details) - Schedule of Debt [Line Items]
Mortgage payable – Ruby Mine	$ 470,118	$ 627,101	$ 1,774,822	$ 1,760,130	$ 1,832,638	$ 1,990,000
Secured note payable with annual interest rate of 8%	13,659	41,687	0				37,300	41,687	0
Discount on note payable	0	0
Net note payable	1,797,430	1,874,325
Convertible Debt										280,000	155,000	0	275,000	275,000	275,000	0	0	113,000	510,354	496,097	260,000	396,800	175,050	126,500	986,115	836,858	608,193
Total Debt	2,783,545	2,711,183	2,383,015
Discount on debt from derivative valuation	$ (476,039)	$ (264,389)	$ (166,307)																						$ (476,039)	$ (264,389)	$ (166,307)